Convertible Debenture - Related Party (Details 1) - Outstanding Convertible Notes Payable [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes payable at beginning of period	$ 68,969
Borrowings on notes payable		65,500
Beneficial conversion	(68,696)
Amortization of beneficial conversion feature	68,696
Accumulated interest	1,084	3,469
Interest transferred to related party	(1,084)
Notes payable - related party	$ 68,969